UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: CORBY ASSET MANAGEMENT, LLC
Address: 10 High Street Suite 600
Boston, MA 02110

13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer Street
Title: Partner
Phone: 617-406-0220

Signature, Place, and Date of Signing:

Jennifer Street Boston, Massachusetts May 10, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.






Form 13F File Number Name 28-

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 37
Form 13F Information Table Value Total: $56,805
						(thousands)

List of Other Included Managers:

NONE
FORM 13F INFORMATION TABLE
(ITEM 1) (ITEM 2) (ITEM 3) (ITEM 4) (ITEM 5) (ITEM 6) (ITEM 7) (ITEM 8)
NAME OF ISSUER TITLE OF CLASS CUSIP VALUE SH/PRN INVESTMENT
DISCRETION OTHER MANAGERS VOTING AUTHORITY
       SOLE SHARED NONE
ABERDEEN ASIA PACIFIC INCOME FD INC COM 003009107 80 11000 SH SOLE   11000 0 0
ALPS ETF TR ALERIAN MLP ETF ALERIAN MLP 00162Q866 1860
	111793 SH SOLE   111793 0 0
ALTRIA GROUP INC COM 02209S103 274 8871 SH SOLE   8871 0 0
APACHE CORP  PFD CONV SER D 037411808 3313 59599 SH SOLE   59599 0 0
APPLE INC COM 037833100 507 845 SH SOLE   845 0 0
BAYTEX ENERGY CORP  COM 07317Q105 2017 38893 SH SOLE   38893 0 0
COCA COLA CO COM 191216100 547 7395 SH SOLE   7395 0 0
COLGATE-PALMOLIVE CO COM 194162103 286 2920 SH SOLE   2920 0 0
COLUMBIA SELIGMAN PREM TECHNOLOGY GROWTH FUND COM 19842X109 2856
	151091 SH SOLE   151091 0 0
EXXON MOBIL CORP COM 30231G102 1329 15326 SH SOLE   15326 0 0
FIRST TR / ABERDEEN GLOBAL OPPORTUNITY INCOME FD COM SHS
	337319107 1231 70501 SH SOLE   70501 0 0
FORD MTR CO DEL COM COM PAR $0.01 345370860 226 18080 SH SOLE   18080 0 0
GAMCO GLOBAL GOLD NAT RES & INCOME  SH BEN INT 36465A109 3731
	230893 SH SOLE   230893 0 0
GENERAL ELECTRIC CO COM 369604103 481 23968 SH SOLE   23968 0 0
H & Q HEALTHCARE FD SH BEN INT SH BEN INT 404052102 3050
	185177 SH SOLE   185177 0 0
H & Q LIFE SCIENCES INVESTORS SH BEN INT 404053100 1667 120564 SH
	SOLE   120564 0 0
HUGOTON ROYALTY TRUST UNIT BEN INT 444717102 3558 242389 SH SOLE   242389 0 0
ING INFRASTRUCTURE INDUSTRIALS & MATLS FD COM COM 45685U100 499
	27002 SH SOLE   27002 0 0
ISHARES BARCLAYS 1-3 YEAR TREASURY BD FD BARCLYS 1-3 YR 464287457
	234 2779 SH SOLE   2779 0 0
LILLY ELI & CO COM 532457108 242 6000 SH SOLE   6000 0 0
MARKET VECTORS ETF TR GOLD MINERS ETF FD GOLD MINER ETF 57060U100
	565 11398 SH SOLE   11398 0 0
MORGAN STANLEY EMERGING MKTS DOMESTIC DEBT COM 617477104
	3698 227678 SH SOLE   227678 0 0
PHILIP MORRIS INTL INC COM COM 718172109 641 7236 SH SOLE   7236 0 0
PPL CORP. UNIT 99/99/9999 69351T601 3714 68509 SH SOLE   68509 0 0
RAYONIER INC COM 754907103 4733 107347 SH SOLE   107347 0 0
REDWOOD TRUST INC COM 758075402 363 32403 SH SOLE   32403 0 0
SAN JUAN BASIN ROYALTY TRUST UNIT BEN INT 798241105 3002 154833
	SH SOLE   154833 0 0
SILVERCORP METALS INC  COM 82835P103 174 25218 SH SOLE   25218 0 0
SOUTHERN COPPER CORP  COM 84265V105 770 24295 SH SOLE   24295 0 0
SPDR GOLD TRUST GOLD SHS 78463V107 1312 8092 SH SOLE   8092 0 0
SPROTT PHYSICAL GOLD TRUST  UNIT 85207H104 4326 299568 SH SOLE
	299568 0 0
SPROTT PHYSICAL SILVER TRUST TRUST  TR UNIT 85207K107 144 10595
	SH SOLE   10595 0 0
TORTOISE PWR & ENERGY INFRASTRUCTURE FUND  COM 89147X104 1911
	75276 SH SOLE   75276 0 0
UR ENERGY INC COM NPV  COM 91688R108 12 10000 SH SOLE   10000 0 0
URANERZ ENERGY CORPORATION  COM 91688T104 26 10350 SH SOLE   10350 0 0
WESTERN ASSET CLYM INFL OPP COM 95766R104 210 16416 SH SOLE   16416 0 0
WISDOMTREE TR JAPAN SMALLCAP DIVIDEND FUND JP SMALLCP DIV 97717W836
	3216 70562 SH SOLE   70562 0 0